UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549
                       FORM 13F
                  FORM 13F COVER PAGE

Report for the Quarter Ended:   September 30, 2000

Check here if Amendment [ ]; Amendment Number:_____
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Marietta Investment Partners, LLC
Address:  100 East Wisconsin Avenue, Suite 2650
          Milwaukee, WI 53202

Form 13F File No:   028-05741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting
Manager:

Name:          Christine M. Smyth
Title:         Business Manager
Phone:         (414) 289-9080
Signature, Place, and Date of Signing:


  /s/ Christine M. Smyth        Milwaukee, Wisconsin      November 1, 2000
-------------------------      ----------------------    ------------------
     (Signature)                   (City/State)                (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F Notice (Check here if no holdings
     reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F Combination Report (Check here if a
     portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               57

Form 13F Information Table Value Total:  $204,159,059.00

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                          Title             Fair
                           of               Market   Shares/   SH/  Put/  Investmt   Other        Voting Authority
Name of Issuer            Class  CUSIP      Value    PRN AMT   PRN  Call  Dscretn   Managers   Sole    Share    None

Abbott Laboratories       COM  002824100   2,814,511   59,175              SOLE                54,200            4,975
American Intl Group       COM  026874107  13,019,098  136,059              SOLE               127,344            8,715
Amgen                     COM  031162100   3,150,994   45,125              SOLE                37,800            7,325
Air Products              COM  009158106     579,600   16,100              SOLE                 9,100            7,000
Automatic Data Processing COM  053015103   6,881,438  102,900              SOLE                92,950            9,950
Bristol Myers Squibb      COM  110122108   5,099,834   89,275              SOLE                81,950            7,325
BP Amoco ADS              COM  055622104     369,357    6,969              SOLE                 6,969
Anheuser-Busch            COM  035229103     357,625    8,452              SOLE                 4,852            3,600
Citigroup                 COM  172967101   2,556,021   47,279              SOLE                25,031           22,248
Colgate Palmolive Co.     COM  194162103     462,560    9,800              SOLE                 4,300            5,500
Cisco Systems             COM  17275R102   5,646,550  102,200              SOLE                90,850           11,350
DuPont E I Nemours Co.    COM  263534109     493,106   11,900              SOLE                11,250              650
EMC Corp.                 COM  268648102   7,974,606   80,450              SOLE                73,450            7,000
Emerson Electric          COM  291011104   4,570,204   68,212              SOLE                59,862            8,350
Enron Corp.               COM  293561106     225,634    2,575              SOLE                 1,775              800
Fastenal Corp.            COM  311900104     600,741   10,425              SOLE                 5,300            5,125
Fiserv Inc.               COM  337738108   8,840,544  147,650              SOLE               136,925           10,725
Fifth Third Bancorp       COM  316773100   2,593,031   48,131              SOLE                42,732            5,399
Guidant Corp.             COM  401698105     959,583   13,575              SOLE                 8,875            4,700
General Electric          COM  369604103  16,459,917  285,329              SOLE               268,879           16,450
Home Depot                COM  437076102   3,134,614   59,074              SOLE                51,775            7,299
Intl Business Mach        COM  459200101   3,158,438   28,075              SOLE                22,825            5,250
Intel Corp.               COM  458140100   1,431,745   34,448              SOLE                22,648           11,800
Illinois Tool Works       COM  452308109     416,269    7,450              SOLE                 5,650            1,800
Johnson & Johnson         COM  478160104   5,635,780   59,995              SOLE                55,770            4,225
Kimberly Clark Corp.      COM  494368103   4,747,355   85,059              SOLE                77,734            7,325
Coca-Cola                 COM  191216100   5,456,273   98,980              SOLE                92,330            6,650
Kohls                     COM  500255104   6,675,251  115,714              SOLE               109,314            6,400
Eli Lilly & Co.           COM  532457108     598,297    7,375              SOLE                 4,225            3,150
McDonald's                COM  580135101     899,588   29,800              SOLE                25,900            3,900
Medtronic                 COM  585055106  12,765,055  246,370              SOLE               232,120           14,250
Marshall & Ilsley         COM  571834100     446,915    8,916              SOLE                 8,616              300
Minnesota Mining &
  Manufacturing           COM  604059105     200,475    2,200              SOLE                 2,200
Molex A                   COM  608554200   7,153,314  172,629              SOLE               159,968           12,661
Merck                     COM  589331107   6,100,823   81,959              SOLE                77,344            4,615
Microsoft                 COM  594918104   5,968,404   98,958              SOLE                91,103            7,855


MGIC Investment Corp.     COM  552848103     230,747    3,775              SOLE                 2,375            1,400
Nortel Networks Corp.     COM  656568102  11,819,225  198,434              SOLE               191,134            7,300
Northern Trust Co.        COM  665859104     924,300   10,400              SOLE                 7,700            2,700
Paychex                   COM  704326107     214,568    4,087              SOLE                 3,600              487
Pepsico                   COM  713448108     310,500    6,750              SOLE                 6,750
Pfizer                    COM  717081103   1,468,872   32,687              SOLE                25,800            6,887
Procter & Gamble          COM  742718109   3,998,225   59,675              SOLE                53,275            6,400
Royal Dutch               COM  780257804   2,346,553   39,150              SOLE                38,600              550
Transocean Sedco
  Forex Inc.              COM  G90078109     251,501    4,290              SOLE                 4,290
RPM                       COM  749685103     916,853  101,170              SOLE               101,170
SBC Communications        COM  78387G103     550,150   11,003              SOLE                 5,154            5,849
Schlumberger              COM  806857108   4,695,928   57,050              SOLE                51,550            5,500
Solectron                 COM  834182107   5,010,328  108,625              SOLE                99,225            9,400
State Street Corp.        COM  857477103  10,341,520   79,550              SOLE                75,825            3,725
Sun Microsystems          COM  866810104   1,447,700   12,400              SOLE                 6,600            5,800
Target                    COM  87612E106     597,063   23,300              SOLE                23,300
Tri-Continental Corp.     COM  895436103     727,085   27,831              SOLE                27,831
Walgreen                  COM  931422109   1,480,511   39,025              SOLE                30,150            8,875
Wells Fargo               COM  949746101   5,242,617  114,125              SOLE               105,150            8,975
WalMart Stores            COM  931142103   1,560,453   32,425              SOLE                25,500            6,925
Exxon Mobil Corp.         COM  30231G102   1,580,810   17,737              SOLE                12,764            4,973
GRAND TOTAL:                             204,159,059

